Convertible securities - Movements of Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible securities
At January 1, 2021	$ 0	$ 15,346,113
Proceeds from issuance of convertible securities		4,980,718	$ 12,499,363
Changes in fair value recognized in profit or loss	0	29,054,669	2,846,750
Changes in fair value recognized in other reserve due to amendment of terms		811,819
Converted to Series D preference shares of PHCL (note 25)		(50,193,319)
At December 31, 2021, January 1, 2022 and December 31, 2022	$ 0	$ 0	$ 15,346,113